Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FRANK FUNDS
Entity Central Index Key	0001281790
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
INVESTOR CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INVESTOR CLASS
Trading Symbol	FRNKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund – Investor Class – FRNKX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Email	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Investor Class	$ 154	1.37%

*Annualized

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Investor Class returned 24.56% in the year ended June 30, 2025, compared to 11.53% for its benchmark, the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction strategy investing in 20 to 30 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also boosted returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. As of June 30, 2025, NRG trades at $160.58, returning over 330% before dividends for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Management authorized a share repurchase for $350 million, or 17% of shares outstanding. Since February 2024, the company’s share count has declined from 242 million shares to 205 million, with additional repurchases authorized in 2025. As of June 30, 2025, Garrett Motion traded at $10.51, returning about 30% before dividends for the Frank Value Fund. The advisor is maintaining its position in Garrett Motion currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	24.56%	11.52%	6.25%
Russell Mid Cap Value Index	11.53%	13.71%	8.39%

Net Assets	$ 25,774,710
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 202,764
Investment Company, Portfolio Turnover	105.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$25,774,710	22	105.26%	$202,764

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	NRG Energy, Inc.	10.05%
2.	Nintendo Co. Ltd. ADR	7.49%
3.	Vistra Corp.	5.52%
4.	Cantaloupe, Inc.	5.27%
5.	Hershey Co.	5.17%
6.	Expedia Group, Inc.	5.09%
7.	PayPal Holdings, Inc.	5.06%
8.	Starbucks Corp.	5.03%
9.	J.M. Smucker Co.	4.82%
10.	Garrett Motion, Inc. (Switzerland)	4.74%
	Total % of Net Assets	58.24%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Email Address	https://frankfunds.com
CLASS C
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	CLASS C
Trading Symbol	FNKCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund - Class C – FNKCX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Email	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Class C	$ 237	2.12%

*Annualized

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Class C returned 23.65% in the year ended June 30, 2025, compared to 11.53% for its benchmark, the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction strategy investing in 20 to 30 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also boosted returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. As of June 30, 2025, NRG trades at $160.58, returning over 330% before dividends for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Management authorized a share repurchase for $350 million, or 17% of shares outstanding. Since February 2024, the company’s share count has declined from 242 million shares to 205 million, with additional repurchases authorized in 2025. As of June 30, 2025, Garrett Motion traded at $10.51, returning about 30% before dividends for the Frank Value Fund. The advisor is maintaining its position in Garrett Motion currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Class C	23.65%	10.70%	5.46%
Russell Mid Cap Value Index	11.53%	13.71%	8.39%

Net Assets	$ 25,774,710
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 202,764
Investment Company, Portfolio Turnover	105.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$25,774,710	22	105.26%	$202,764

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	NRG Energy, Inc.	10.05%
2.	Nintendo Co. Ltd. ADR	7.49%
3.	Vistra Corp.	5.52%
4.	Cantaloupe, Inc.	5.27%
5.	Hershey Co.	5.17%
6.	Expedia Group, Inc.	5.09%
7.	PayPal Holdings, Inc.	5.06%
8.	Starbucks Corp.	5.03%
9.	J.M. Smucker Co.	4.82%
10.	Garrett Motion, Inc. (Switzerland)	4.74%
	Total % of Net Assets	58.24%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Email Address	https://frankfunds.com
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	FRANK VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	FNKIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Frank Value Fund – Institutional Class – FNKIX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.
Additional Information Phone Number	1-888-217-5426
Additional Information Email	https://frankfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Institutional Class	$ 126	1.12%

*Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Frank Value Fund Institutional Class returned 24.91% in the year ended June 30, 2025, compared to 11.53% for its benchmark, the Russell Midcap Value Index.

Strategy

Frank Capital Partners, LLC, the advisor to the Frank Value Fund, employs a high-conviction strategy investing in 20 to 30 US-listed s/mid cap value equities. The strategy favors catalysts such as material share repurchases or debt reduction to unlock value. With an unconstrained, benchmark agnostic strategy, the manager maintains flexibility with the ability to invest outside of indices and freedom in sector weightings.

Techniques

The advisor’s security selection approach demanding low-valuation, high-quality, and unlocking catalysts also boosted returns. The information below provides detailed descriptions of catalyst-driven allocations employed during the year.

NRG Energy

The advisor initiated a position in NRG in July of 2023 at an average price of $37. The market valued the company at $8 billion. Management committed to a $2.7 billion stock repurchase for 2024 and 2025, roughly 11% of shares outstanding per year, in addition to paying a 4% dividend. As of June 30, 2025, NRG trades at $160.58, returning over 330% before dividends for the Frank Value Fund. The advisor has trimmed NRG but currently maintains a core position.

Garrett Motion

The advisor initiated a position in Garrett Motion in February 2024 at an initial price of $9. The market valued the company at $2.1 billion while free cash flow production was $400 million. Management authorized a share repurchase for $350 million, or 17% of shares outstanding. Since February 2024, the company’s share count has declined from 242 million shares to 205 million, with additional repurchases authorized in 2025. As of June 30, 2025, Garrett Motion traded at $10.51, returning about 30% before dividends for the Frank Value Fund. The advisor is maintaining its position in Garrett Motion currently.

We sincerely thank you for being a shareholder of the Frank Value Fund and look forward to working for you in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	24.91%	11.81%	6.52%
Russell Mid Cap Value Index	11.53%	13.71%	8.39%

Net Assets	$ 25,774,710
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 202,764
Investment Company, Portfolio Turnover	105.26%
Additional Fund Statistics [Text Block]	FUND STATISTICS
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$25,774,710	22	105.26%	$202,764

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	NRG Energy, Inc.	10.05%
2.	Nintendo Co. Ltd. ADR	7.49%
3.	Vistra Corp.	5.52%
4.	Cantaloupe, Inc.	5.27%
5.	Hershey Co.	5.17%
6.	Expedia Group, Inc.	5.09%
7.	PayPal Holdings, Inc.	5.06%
8.	Starbucks Corp.	5.03%
9.	J.M. Smucker Co.	4.82%
10.	Garrett Motion, Inc. (Switzerland)	4.74%
	Total % of Net Assets	58.24%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-888-217-5426
Updated Prospectus Email Address	https://frankfunds.com
Class A Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	CLASS A
Trading Symbol	EVDAX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Camelot Event-Driven Fund – Class A – EVDAX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790.
Additional Information Email	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Class A	$ 210	2.00%

*Annualized

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Camelot Event-Driven Fund Class A returned 9.93% for the fiscal year ended June 30, 2025, compared to 5.39% for the HFRX Event-Driven Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy while also holding treasury securities, whose yield compared favorably with the opportunities available in merger arbitrage but without the downside associated with deal risk.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund continued to maintain its largest allocations to activist investments and special situations throughout the year. Activist activity was strong throughout the period.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The risk/return profile of this strategy still has not reached a level where larger allocations would be warranted. In fact, Treasury yields continue to trade at levels where government bonds are an attractive substitute for a merger arbitrage allocation. The fund has also exercised appraisal rights in a number of its portfolio holdings.

 Similarly, distressed opportunities remain a small albeit increasing fraction of the portfolio. The maintains its small allocation to the distressed bonds of Chinese real estate developers, who, in the opinion of the team, are experiencing a liquidity crunch rather than a solvency crisis and provide unusually asymmetric risk/return profiles. Some of the bonds have undergone restructurings.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	3.90%	12.10%	7.60%
Camelot Event Driven Fund - Class A (without load)	9.93%	13.38%	8.21%
HFRX Event-Driven Index	5.39%	2.64%	0.38%

Net Assets	$ 94,922,772
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 1,124,271
Investment Company, Portfolio Turnover	76.80%
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Crown Castle, Inc.	5.74%
2.	BioMarin Pharmaceutical, Inc.	5.35%
3.	Chevron Corp.	4.83%
4.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	4.82%
5.	Phillips 66	4.78%
6.	Newmont Corp.	4.42%
7.	US Treasury Note, 4.50%, 11/15/2033	4.33%
8.	Starbucks Corp.	3.86%
9.	Occidental Petroleum Corp.	3.76%
10.	TreeHouse Foods, Inc.	3.31%
	Total % of Net Assets	45.20%

Material Fund Change Name [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Camelot Event-Drive Fund at 1-866-706-9790, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Email Address	http://cameloteventdrivenfund.com
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	CAMELOT EVENT-DRIVEN FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EVDIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Camelot Event-Drive Fund – Institutional Class – EVDIX (the “Fund) for the period July 1, 2024 to June 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.
Additional Information Phone Number	1-866-706-9790.
Additional Information Email	http://cameloteventdrivenfund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Institutional Class	$ 184	1.75%

*Annualized

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

Management Discussion of Fund Performance

The Camelot Event-Driven Fund Institutional Class returned 10.18% for the fiscal year ended June 30, 2025, compared to 5.39% for the HFRX Event-Driven Index.

The Fund maintained a cautious positioning throughout the year, employing hedges in its activist and special situations substrategy while also holding treasury securities, whose yield compared favorably with the opportunities available in merger arbitrage but without the downside associated with deal risk.

Strategy

Camelot Event-Driven Advisors, LLC, the advisor to the Camelot Event-Driven Fund, employs an event-driven strategy targeting pricing inefficiencies created by several types of company-specific events.

The fund continued to maintain its largest allocations to activist investments and special situations throughout the year. Activist activity was strong throughout the period.

Merger arbitrage remains a relatively small allocation compared to allocations in the past. The risk/return profile of this strategy still has not reached a level where larger allocations would be warranted. In fact, Treasury yields continue to trade at levels where government bonds are an attractive substitute for a merger arbitrage allocation. The fund has also exercised appraisal rights in a number of its portfolio holdings.

Similarly, distressed opportunities remain a small albeit increasing fraction of the portfolio. The maintains its small allocation to the distressed bonds of Chinese real estate developers, who, in the opinion of the team, are experiencing a liquidity crunch rather than a solvency crisis and provide unusually asymmetric risk/return profiles. Some of the bonds have undergone restructurings.

 I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	10.18%	13.70%	8.51%
HFRX Event-Driven Index	5.39%	2.64%	0.38%

Net Assets	$ 94,922,772
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 1,124,271
Investment Company, Portfolio Turnover	76.80%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$94,922,772	281	76.80%	$1,124,271

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Crown Castle, Inc.	5.74%
2.	BioMarin Pharmaceutical, Inc.	5.35%
3.	Chevron Corp.	4.83%
4.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	4.82%
5.	Phillips 66	4.78%
6.	Newmont Corp.	4.42%
7.	US Treasury Note, 4.50%, 11/15/2033	4.33%
8.	Starbucks Corp.	3.86%
9.	Occidental Petroleum Corp.	3.76%
10.	TreeHouse Foods, Inc.	3.31%
	Total % of Net Assets	45.20%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Camelot Event-Drive Fund at 1-866-706-9790, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	1-866-706-9790
Updated Prospectus Email Address	http://cameloteventdrivenfund.com